Derivative financial instruments (Details of derivative financial assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 34,705	¥ 333,692
Less: non-current portion	5,970	75,328	[1]
Current portion	28,735	258,364	[1]
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	25,629	330,966
Less: non-current portion	2,543	75,328
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	9,062	0
Less: non-current portion	3,427	0
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	0	2,726
Financial instruments at fair value through profit or loss (exchange forward swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 14	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).